Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares KBW Bank Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares NYSE Century Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares DWA SmallCap Momentum Portfolio

•
Effective immediately, the table in the section titled “PowerShares S&P International Developed Low Volatility Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 39 is deleted and replaced with the following:

	1 Year	Since Inception (01/13/12)
Return Before Taxes	15.92%	15.93%
Return After Taxes on Distributions	15.35%	15.37%
Return After Taxes on Distributions and Sale of Fund Shares	9.67%	12.42%
S&P BMI International Developed Low Volatility IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	16.66%	16.17%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	20.28%

•
Effective immediately, the table in the section titled “PowerShares S&P Emerging Markets Low Volatility Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 43 is deleted and replaced with the following:

	1 Year	Since Inception (01/13/12)
Return Before Taxes	(1.15)%	7.71%
Return After Taxes on Distributions	(1.40)%	7.48%
Return After Taxes on Distributions and Sale of Fund Shares	0.00%	6.09%
S&P BMI Emerging Markets Low Volatility IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(0.16)%	9.01%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	5.31%

•
Effective immediately, the table in the section titled “PowerShares S&P International Developed High Beta Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 46 is deleted and replaced with the following:

	1 Year	Since Inception (02/24/12)
Return Before Taxes	22.82%	11.07%
Return After Taxes on Distributions	22.50%	10.90%
Return After Taxes on Distributions and Sale of Fund Shares	13.51%	8.82%
S&P BMI International Developed High Beta IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	24.69%	11.77%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	14.76%

•
Effective immediately, the table in the section titled “PowerShares S&P Emerging Markets High Beta Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 51 is deleted and replaced with the following:

	1 Year	Since Inception (02/24/12)
Return Before Taxes	(12.71)%	(8.85)%
Return After Taxes on Distributions	(13.12)%	(9.14)%
Return After Taxes on Distributions and Sale of Fund Shares	(6.93)%	(6.58)%
S&P BMI Emerging Markets High Beta IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(11.43)%	(8.28)%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	(0.72)%

PowerShares S&P International Developed Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares KBW Bank Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares NYSE Century Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares DWA SmallCap Momentum Portfolio

•
Effective immediately, the table in the section titled “PowerShares S&P International Developed Low Volatility Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 39 is deleted and replaced with the following:

	1 Year	Since Inception (01/13/12)
Return Before Taxes	15.92%	15.93%
Return After Taxes on Distributions	15.35%	15.37%
Return After Taxes on Distributions and Sale of Fund Shares	9.67%	12.42%
S&P BMI International Developed Low Volatility IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	16.66%	16.17%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	20.28%

PowerShares S&P International Developed Low Volatility Portfolio | PowerShares S&P International Developed Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.92%
Since Inception	rr_AverageAnnualReturnSinceInception	15.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
PowerShares S&P International Developed Low Volatility Portfolio | Return After Taxes on Distributions | PowerShares S&P International Developed Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.35%
Since Inception	rr_AverageAnnualReturnSinceInception	15.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
PowerShares S&P International Developed Low Volatility Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares S&P International Developed Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception	12.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
PowerShares S&P International Developed Low Volatility Portfolio | S&P BMI International Developed Low Volatility Index™ (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.66%
Since Inception	rr_AverageAnnualReturnSinceInception	16.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
PowerShares S&P International Developed Low Volatility Portfolio | MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.78%
Since Inception	rr_AverageAnnualReturnSinceInception	20.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
PowerShares S&P Emerging Markets Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares KBW Bank Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares NYSE Century Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares DWA SmallCap Momentum Portfolio

•
Effective immediately, the table in the section titled “PowerShares S&P Emerging Markets Low Volatility Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 43 is deleted and replaced with the following:

	1 Year	Since Inception (01/13/12)
Return Before Taxes	(1.15)%	7.71%
Return After Taxes on Distributions	(1.40)%	7.48%
Return After Taxes on Distributions and Sale of Fund Shares	0.00%	6.09%
S&P BMI Emerging Markets Low Volatility IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(0.16)%	9.01%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	5.31%

PowerShares S&P Emerging Markets Low Volatility Portfolio | PowerShares S&P Emerging Markets Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
PowerShares S&P Emerging Markets Low Volatility Portfolio | Return After Taxes on Distributions | PowerShares S&P Emerging Markets Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
PowerShares S&P Emerging Markets Low Volatility Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares S&P Emerging Markets Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
PowerShares S&P Emerging Markets Low Volatility Portfolio | S&P BMI Emerging Markets Low Volatility Index™ (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
PowerShares S&P Emerging Markets Low Volatility Portfolio | MSCI Emerging Markets Index℠ (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
PowerShares S&P International Developed High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares KBW Bank Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares NYSE Century Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares DWA SmallCap Momentum Portfolio

•
Effective immediately, the table in the section titled “PowerShares S&P International Developed High Beta Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 46 is deleted and replaced with the following:

	1 Year	Since Inception (02/24/12)
Return Before Taxes	22.82%	11.07%
Return After Taxes on Distributions	22.50%	10.90%
Return After Taxes on Distributions and Sale of Fund Shares	13.51%	8.82%
S&P BMI International Developed High Beta IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	24.69%	11.77%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	14.76%

PowerShares S&P International Developed High Beta Portfolio | PowerShares S&P International Developed High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.82%
Since Inception	rr_AverageAnnualReturnSinceInception	11.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
PowerShares S&P International Developed High Beta Portfolio | Return After Taxes on Distributions | PowerShares S&P International Developed High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.50%
Since Inception	rr_AverageAnnualReturnSinceInception	10.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
PowerShares S&P International Developed High Beta Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares S&P International Developed High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.51%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
PowerShares S&P International Developed High Beta Portfolio | S&P BMI International Developed High Beta Index™ (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
PowerShares S&P International Developed High Beta Portfolio | MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.78%
Since Inception	rr_AverageAnnualReturnSinceInception	14.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
PowerShares S&P Emerging Markets High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares KBW Bank Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares NYSE Century Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares DWA SmallCap Momentum Portfolio

•
Effective immediately, the table in the section titled “PowerShares S&P Emerging Markets High Beta Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 51 is deleted and replaced with the following:

	1 Year	Since Inception (02/24/12)
Return Before Taxes	(12.71)%	(8.85)%
Return After Taxes on Distributions	(13.12)%	(9.14)%
Return After Taxes on Distributions and Sale of Fund Shares	(6.93)%	(6.58)%
S&P BMI Emerging Markets High Beta IndexTM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(11.43)%	(8.28)%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	(0.72)%

PowerShares S&P Emerging Markets High Beta Portfolio | PowerShares S&P Emerging Markets High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
PowerShares S&P Emerging Markets High Beta Portfolio | Return After Taxes on Distributions | PowerShares S&P Emerging Markets High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
PowerShares S&P Emerging Markets High Beta Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares S&P Emerging Markets High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
PowerShares S&P Emerging Markets High Beta Portfolio | S&P BMI Emerging Markets High Beta Index™ (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
PowerShares S&P Emerging Markets High Beta Portfolio | MSCI Emerging Markets Index℠ (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012